SUPPLEMENT DATED JULY 21, 2014
to

PROSPECTUSES DATED APRIL 29, 2011
FOR SUN PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE
AND FUTURITY ACCUMULATOR II VARIABLE UNIVERSAL LIFE INSURANCE

PROSPECTUS DATED NOVEMBER 3, 2008
FOR FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

PROSPECTUS DATED MAY 1, 2008
FOR FUTURITY PROTECTOR II VARIABLE UNIVERSAL LIFE INSURANCE

PROSPECTUSES DATED APRIL 25, 2007
FOR FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE,
FUTURITY ACCUMULATOR VARIABLE UNIVERSAL LIFE INSURANCE,
FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE,
AND FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
(FORMERLY KNOWN AS SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))
DELAWARE LIFE VARIABLE ACCOUNT I
(FORMERLY KNOWN AS SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I)

1.
Effective immediately, the name of the company that issued your Policy has changed from Sun Life Assurance Company of Canada (U.S.) to Delaware Life Insurance Company. The name of the separate account supporting your Policy has been also changed, from Sun Life of Canada (U.S.) Variable Account I to Delaware Life Variable Account I.

As a result of the name changes, all references throughout the Prospectus to Sun Life Assurance Company of Canada (U.S.) are hereby deleted and replaced by Delaware Life Insurance Company, and all references to Sun Life (U.S.) and Sun Life of Canada (U.S.) are hereby deleted and replaced by Delaware Life.

2.	The section in the Prospectus entitled “SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)” is hereby deleted and replaced with the following:

DELAWARE LIFE INSURANCE COMPANY

We are a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. We do business in 49 states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands, and we have an insurance company subsidiary that does business in New York. The address for our Executive Office is 96 Worcester Street, Wellesley Hills, Massachusetts 02481.

Our parent is Delaware Life Holdings, LLC, a limited liability company organized under the laws of the State of Delaware on December 12, 2012. Delaware Life Holdings, LLC is ultimately controlled by Todd L. Boehly and Mark R. Walter.

3.	The brand name of the Sun Protector Variable Universal Life Insurance policy has been changed to Protector Variable Universal Life Insurance.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Variable Account I 7/2014